FINANCIAL ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Marketable securities	$ 1,227	$ 1,262
Restricted cash	214	224
Derivative assets	133	179
Loans and notes receivable	257	211
Other financial assets	148	138
Total current	1,979	2,014
Non-current
Marketable securities	2,682	3,601
Restricted cash	245	297
Derivative assets	507	123
Loans and notes receivable (2)	5,500	936
Other financial assets	1,995	1,579
Total non-current	10,929	$ 6,536
Increase in loans and notes receivable	$ 4,866